As filed with the Securities and Exchange Commission on January 6, 2016

1933 Act File No. 333-205456

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
PRE-EFFECTIVE AMENDMENT NO. ____ ☐
POST-EFFECTIVE AMENDMENT NO. 2 ☒

EATON VANCE GROWTH TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

This Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest of Eaton Vance Atlanta Capital SMID-Cap Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 002-22019).

SMID-Cap Portfolio has also executed this Registration Statement.

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

Part A

-

Proxy Statement/Prospectus*

Part B

-

Statement of Additional Information*

Part C

-

Other Information

Signature Page

Exhibit Index

Exhibits

*Previously filed in Registrant’s Registration Statement on Form N-14, File No. 333-205456 (the “Registration Statement”) on July 2, 2015 (Accession No. 0000940394-15-000913) and subsequently filed in definitive form in the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement filed on August 24, 2015 (Accession No. 0000940394-15-001040).  Parts A and B of Amendment No. 1 are incorporated by reference into this amendment.

The sole purpose of this amendment is to include in the Registration Statement the definitive Agreement and Plan of Reorganization (Exhibit (4)) and the Opinion of Tax Counsel on Tax Matters (Exhibit (12)) for the reorganization of Eaton Vance Atlanta Capital Horizon Growth Fund, a series of Eaton Vance Mutual Funds Trust, with Eaton Vance Atlanta Capital SMID-Cap Fund, a series of the Registrant.

PART C

OTHER INFORMATION

Item 15.

Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.

The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.

Exhibits

(1)	(a)	Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.
(b)

Amendment dated August 18, 1992 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.

(c)

Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 (Accession No. 0000950156-97-000646) and incorporated herein by reference.

(d)

Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(4) to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.

(e)

Amendment dated November 14, 2011 to the Declaration of Trust filed as Exhibit (a)(5) to Post-Effective Amendment No. 125 filed December 22, 2011 (Accession No. 0000940394-11-001393) and incorporated herein by reference.

(f)

Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended and restated dated December 15, 2015 filed as Exhibit (a)(6) to Post-Effective Amendment No. 182 filed December 15, 2015 (Accession No. 0000940394-15-001533) and incorporated herein by reference.

(2)

Amended and Restated By-Laws of Eaton Vance Growth Trust adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 137 filed July 18, 2012 (Accession No. 0000940394-12-000814) and incorporated herein by reference.

(3)		Voting Trust Agreement – not applicable.

(4)		Shareholders rights are set forth in the Registrant’s Amended and Restated Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.
(5)

Agreement and Plan of Reorganization by and between Eaton Vance Growth Trust, on behalf of its series Eaton Vance Atlanta Capital SMID-Cap Fund, and Eaton Vance Mutual Funds Trust, on behalf of its series Eaton Vance Atlanta Capital Horizon Growth Fund filed herewith.

(6)	(a)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund (now Eaton Vance Richard Bernstein Equity Strategy Fund), and Eaton Vance Management dated August 9, 2010 filed as Exhibit (d)(3) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

(b)

Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors LLC for Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund (now Eaton Vance Richard Bernstein Equity Strategy Fund) dated August 9, 2010 filed as Exhibit (d)(4) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

(c)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Management dated March 7, 2011 filed as Exhibit (d)(5) to Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-000350) and incorporated herein by reference.

(d)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Focused Value Opportunities Fund and Eaton Vance Management dated March 7, 2011 filed as Exhibit (d)(6) to Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-000350) and incorporated herein by reference.

(e)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Richard Bernstein All Asset Strategy Fund, and Eaton Vance Management dated September 30, 2011 filed as Exhibit (d)(7) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(f)

Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors LLC for Eaton Vance Richard Bernstein All Asset Strategy Fund dated September 30, 2011 filed as Exhibit (d)(8) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(g)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Atlanta Capital Select Equity Fund, and Eaton Vance Management dated December 30, 2011 filed as Exhibit (d)(9) to Post-Effective Amendment No. 126 filed December 23, 2011 (Accession No. 0000940394-11-001429) and incorporated herein by reference.

(h)

Investment Sub-Advisory Agreement between Eaton Vance Management and Atlanta Capital Management Company, LLC for Eaton Vance Atlanta Capital Select Equity Fund dated December 30, 2011 filed as Exhibit (d)(10) to Post-Effective Amendment No. 126 filed December 23, 2011 (Accession No. 0000940394-11-001429) and incorporated herein by reference.

(i)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Global Natural Resources Fund, and Eaton Vance Management dated April 30, 2012 filed as Exhibit (d)(11) to Post-Effective Amendment No. 132 filed April 27, 2012 (Accession No. 0000940394-12-000499) and incorporated herein by reference.

(j)

Investment Sub-Advisory Agreement between Eaton Vance Management and AGF Investments America Inc. for Eaton Vance Global Natural Resources Fund dated April 30, 2012 filed as Exhibit (d)(12) to Post-Effective Amendment No. 132 filed April 27, 2012 (Accession No. 0000940394-12-000499) and incorporated herein by reference.

(k)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Atlanta Capital Focused Growth Fund, and Boston Management and Research dated July 20, 2012 filed as Exhibit (d)(11) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(l)

Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, LLC for Eaton Vance Atlanta Capital Focused Growth Fund dated July 20, 2012 filed as Exhibit (d)(12) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(m)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Greater China Growth Fund, and Boston Management and Research dated July 31, 2012 filed as Exhibit (d)(13) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(n)

Investment Sub-Advisory Agreement between Boston Management and Research and Lloyd George Management (Hong Kong) Limited for Eaton Vance Greater China Growth Fund dated July 31, 2012 filed as Exhibit (d)(14) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(o)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Multi-Cap Growth Fund, and Boston Management and Research dated July 24, 2012 filed as Exhibit (d)(15) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(p)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Hexavest Emerging Markets Equity Fund, and Eaton Vance Management dated August 29, 2012 filed as Exhibit (d)(16) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(q)

Investment Sub-Advisory Agreement between Eaton Vance Management and Hexavest Inc. for Eaton Vance Hexavest Emerging Markets Equity Fund dated August 29, 2012 filed as Exhibit (d)(17) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(r)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Hexavest Global Equity Fund, and Eaton Vance Management dated August 29, 2012 filed as Exhibit (d)(18) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(s)

Investment Sub-Advisory Agreement between Eaton Vance Management and Hexavest Inc. for Eaton Vance Hexavest Global Equity Fund dated August 29, 2012 filed as Exhibit (d)(19) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(t)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Hexavest International Equity Fund, and Eaton Vance Management dated August 29, 2012 filed as Exhibit (d)(20) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(u)

Investment Sub-Advisory Agreement between Eaton Vance Management and Hexavest Inc. for Eaton Vance Hexavest International Equity Fund dated August 29, 2012 filed as Exhibit (d)(21) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(v)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Hexavest U.S. Equity Fund, and Eaton Vance Management dated August 29, 2012 filed as Exhibit (d)(22) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(w)

Investment Sub-Advisory Agreement between Eaton Vance Management and Hexavest Inc. for Eaton Vance Hexavest U.S. Equity Fund dated August 29, 2012 filed as Exhibit (d)(23) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(x)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Parametric Balanced Risk Fund, and Eaton Vance Management dated August 13, 2013 filed as Exhibit (d)(24) to Post-Effective Amendment No. 152 filed September 10, 2013 (Accession No. 0000940394-13-001052) and incorporated herein by reference.

(y)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates, LLC for Parametric Balanced Risk Fund dated August 13, 2013 as Exhibit (d)(25) to Post-Effective Amendment No. 154 filed November 25, 2013 (Accession No. 0000940394-13-001324) and incorporated herein by reference.

(z)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Richard Bernstein Market Opportunities Fund, and Eaton Vance Management dated September 2, 2014 filed as Exhibit (d)(26) to Post-Effective Amendment No. 168 filed August 20, 2014 (Accession No. 0000940394-14-001199) and incorporated herein by reference.

(a)(a)

Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors LLC for Eaton Vance Richard Bernstein Market Opportunities Fund dated September 2, 2014 filed as Exhibit (d)(27) to Post-Effective Amendment No. 168 filed August 20, 2014 (Accession No. 0000940394-14-001199) and incorporated herein by reference.

(b)(b)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Focused Global Opportunities Fund, and Eaton Vance Management dated December 15, 2015 filed as Exhibit (d)(28) to Post-Effective Amendment No. 182 filed December 14, 2015 (Accession No. 0000940394-15-001533) and incorporated herein by reference.

(c)(c)

Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Management (International) Limited for Eaton Vance Focused Global Opportunities Fund dated December 15, 2015 filed as Exhibit (d)(29) to Post-Effective Amendment No. 182 filed December 14, 2015 (Accession No. 0000940394-15-001533) and incorporated herein by reference.

(d)(d)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Focused International Opportunities Fund, and Eaton Vance Management dated December 15, 2015 filed as Exhibit (d)(30) to Post-Effective Amendment No. 182 filed December 14, 2015 (Accession No. 0000940394-15-001533) and incorporated herein by reference.

(e)(e)

Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Management (International) Limited for Eaton Vance Focused International Opportunities Fund dated December 15, 2015 filed as Exhibit (d)(31) to Post-Effective Amendment No. 182 filed December 14, 2015 (Accession No. 0000940394-15-001533) and incorporated herein by reference.

(f)(f)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance International Small-Cap Fund, and Eaton Vance Management dated December 15, 2015 filed as Exhibit (d)(32) to Post-Effective Amendment No. 182 filed December 14, 2015 (Accession No. 0000940394-15-001533) and incorporated herein by reference.

(g)(g)

Investment Sub-Advisory Agreement between Eaton Vance Management and Eaton Vance Management (International) Limited for Eaton Vance International Small-Cap Fund dated December 15, 2015 filed as Exhibit (d)(33) to Post-Effective Amendment No. 182 filed December 14, 2015 (Accession No. 0000940394-15-001533) and incorporated herein by reference.

(7)	(a)	(i)

Amended and Restated Master Distribution Agreement effective as of May 1, 2014 between each Trust identified on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. filed as Exhibit (e)(1) to Post-Effective Amendment No. 139 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2014 (Accession No. 0000940394-14-000655) and incorporated herein by reference.

(ii)

Amended Schedule A dated December 15, 2015 to Amended and Restated Master Distribution Agreement effective as of May 1, 2014 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 182 filed December 14, 2015 (Accession No. 0000940394-15-001533) and incorporated herein by reference.

(b)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed to the Registration Statement of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(8)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9)	(a)

Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(b)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

(c)

Amendment Number 1 dated May 16, 2012 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

(d)

Amendment dated September 1, 2013 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(4) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(10)	(a)	(i)

Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

(ii)

Amended Schedule A dated December 15, 2015 to Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 182 filed December 14, 2015 (Accession No. 0000940394-15-001533) and incorporated herein by reference.

(b)

Master Distribution Plan for Class B shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(2) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

	(c)	(i)

Master Distribution Plan for Class C shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(3) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

(ii)

Amended Schedule A dated May 3, 2015 to Master Distribution Plan for Class C shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 47 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed April 30, 2015 (Accession No. 0000940394-15-000628) and incorporated herein by reference.

	(d)	(i)

Master Distribution Plan for Class R shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(4) to Post-Effective Amendment No. 204 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed May 30, 2013 (Accession No. 0000940394-13-000762) and incorporated herein by reference.

(ii)

Amended Schedule A dated June 1, 2015 to Master Distribution Plan for Class R shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 242 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed May 28, 2015 (Accession No. 0000940394-15-000722) and incorporated herein by reference.

	(e)	(i)

Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2014 filed as Exhibit (n) to Post-Effective Amendment No. 139 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2014 (Accession No. 0000940394-14-000655) and incorporated herein by reference.

(ii)

Amended Schedule A dated December 15, 2015 to the Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2014 filed as Exhibit (n)(1)(b) to Post-Effective Amendment No. 182 filed December 14, 2015 (Accession No. 0000940394-15-001533) and incorporated herein by reference.

(11)

Opinion and Consent of Counsel as to legality of securities being registered by Registrant filed as Exhibit (11) to the initial filing of this Registration Statement on Form N-14 filed July 2, 2015 (Accession No. 0000940394-15-000913) and incorporated herein by reference.

(12)

Opinion of Willkie Farr & Gallagher LLP to Eaton Vance Atlanta Capital SMID-Cap Fund, a series of Eaton Vance Growth Trust and to Eaton Vance Atlanta Capital Horizon Growth Fund, a series of Eaton Vance Mutual Funds Trust regarding certain tax matters and consequences to shareholders filed herewith.

(13)	(a)	(i)

Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust on behalf of its series listed on Appendix A and Eaton Vance Management dated May 1, 2012 filed as Exhibit (h)(1) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(b)	(i)

Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(4) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(ii)

Amendment dated January 1, 2014 to Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 159 filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

(iii)

Amendment dated March 1, 2015 to Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(2)(c) to Post-Effective Amendment No. 153 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed March 26, 2015 (Accession No. 0000940394-15-000437) and incorporated herein by reference.

(c)

Sub-Transfer Agency Support Services Agreement effective January 1, 2014 between BNY Mellon Investment Servicing (US) Inc. and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 159 filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

	(d)	(i)

Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the entities (on behalf of certain of their series) listed on Schedule A dated October 31, 2012 filed as Exhibit (h)(4) to Post-Effective Amendment No. 63 of Eaton Vance Investment Trust (File Nos. 033-01121, 811-04443) filed July 26, 2013 (Accession No. 0000940394-13-000938) and incorporated herein by reference.

(ii)

Amended Schedule A dated December 31, 2015 to the Expense Waivers/Reimbursements Agreement dated October 31, 2012 filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 253 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed December 23, 2015 (Accession No. 0000940394-15-001574) and incorporated herein by reference.

(14)

Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Atlanta Capital Horizon Growth Fund and Eaton Vance Atlanta Capital SMID-Cap Fund filed as Exhibit (14) to Post-Effective Amendment No. 1 to this Registration Statement filed on August 24, 2015 (Accession No. 0000940394-15-001040) and incorporated herein by reference.

(15)		Omitted Financial Statements – not applicable
(16)

Power of Attorney for Eaton Vance Growth Trust and Asian Small Companies Portfolio, SMID-Cap Portfolio and Worldwide Health Sciences Portfolio dated August 10, 2015 filed as Exhibit (16) to Post-Effective Amendment No. 1 to this Registration Statement filed on August 24, 2015 (Accession No. 0000940394-15-001040) and incorporated herein by reference.

(17)	(a)	(i)

Prospectus dated February 1, 2015, as revised August 24, 2015, of Eaton Vance Atlanta Capital Horizon Growth Fund and Eaton Vance Atlanta Capital SMID-Cap Fund filed as Exhibit (17)(a)(iii) to Post-Effective Amendment No. 1 to this Registration Statement filed on August 24, 2015 (Accession No. 0000940394-15-001040) and incorporated herein by reference.

(ii)

Statement of Additional Information dated February 1, 2015, as supplemented, of Eaton Vance Atlanta Capital Horizon Growth Fund and Eaton Vance Atlanta Capital SMID-Cap Fund filed as Exhibit (17)(a)(ii) to the initial filing of this Registration Statement on Form N-14 filed July 2, 2015 (Accession No. 0000940394-15-000913) and incorporated herein by reference.

(b)	(i)

Eaton Vance Atlanta Capital Horizon Growth Fund Semiannual Report to Shareholders for the period ended March 31, 2015 filed as Exhibit (17)(b)(i) to the initial filing of this Registration Statement on Form N-14 filed July 2, 2015 (Accession No. 0000940394-15-000913) and incorporated herein by reference.

(ii)

Eaton Vance Atlanta Capital Horizon Growth Fund Annual Report to Shareholders for the fiscal year ended September 30, 2014 filed as Exhibit (17)(b)(ii) to the initial filing of this Registration Statement on Form N-14 filed July 2, 2015 (Accession No. 0000940394-15-000913) and incorporated herein by reference.

(iii)

Eaton Vance Atlanta Capital SMID-Cap Fund Semiannual Report to Shareholders for the period ended March 31, 2015 filed as Exhibit (17)(b)(iii) to the initial filing of this Registration Statement on Form N-14 filed July 2, 2015 (Accession No. 0000940394-15-000913) and incorporated herein by reference.

(iv)

Eaton Vance Atlanta Capital SMID-Cap Fund Annual Report to Shareholders for the fiscal year ended September 30, 2014 filed as Exhibit (17)(b)(iv) to the initial filing of this Registration Statement on Form N-14 filed July 2, 2015 (Accession No. 0000940394-15-000913) and incorporated herein by reference.

(c)	Proxy Card filed as Exhibit (17)(c) to Post-Effective Amendment No. 1 to this Registration Statement filed on August 24, 2015 (Accession No. 0000940394-15-001040) and incorporated herein by reference.

Item 17.

Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 6th day of January, 2016.

EATON VANCE GROWTH TRUST

/s/ Payson F. Swaffield

Payson F. Swaffield, President

Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date
/s/ Payson F. Swaffield
Payson F. Swaffield	President (Chief Executive Officer)	January 6, 2016
/s/ James F. Kirchner	Treasurer (Principal Financial
James F. Kirchner	and Accounting Officer)	January 6, 2016
Scott E. Eston*
Scott E. Eston	Trustee	January 6, 2016
Thomas E. Faust Jr.*
Thomas E. Faust Jr.	Trustee	January 6, 2016
Cynthia E. Frost*
Cynthia E. Frost	Trustee	January 6, 2016
George J. Gorman*
George J. Gorman	Trustee	January 6, 2016
Valerie A. Mosley*
Valerie A. Mosley	Trustee	January 6, 2016
William H. Park*
William H. Park	Trustee	January 6, 2016
Helen Frame Peters*
Helen Frame Peters	Trustee	January 6, 2016
Susan J. Sutherland*
Susan J. Sutherland	Trustee	January 6, 2016
Harriett Tee Taggart*
Harriett Tee Taggart	Trustee	January 6, 2016
Ralph F. Verni*
Ralph F. Verni	Trustee	January 6, 2016

* By: /s/ Maureen A. Gemma
Maureen A. Gemma (As Attorney-in-fact)

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 6th day of January, 2016.

SMID-CAP PORTFOLIO

/s/ Thomas E. Faust Jr.*

Thomas E. Faust Jr., President

Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date
/s/ Thomas E. Faust Jr.*	President (Chief Executive Officer)
Thomas E. Faust Jr.	and Trustee	January 6, 2016
/s/ James F. Kirchner	Treasurer (Principal Financial
James F. Kirchner	and Accounting Officer)	January 6, 2016
Scott E. Eston*
Scott E. Eston	Trustee	January 6, 2016
Cynthia E. Frost*
Cynthia E. Frost	Trustee	January 6, 2016
George J. Gorman*
George J. Gorman	Trustee	January 6, 2016
Valerie A. Mosley*
Valerie A. Mosley	Trustee	January 6, 2016
William H. Park*
William H. Park	Trustee	January 6, 2016
Helen Frame Peters*
Helen Frame Peters	Trustee	January 6, 2016
Susan J. Sutherland*
Susan J. Sutherland	Trustee	January 6, 2016
Harriett Tee Taggart*
Harriett Tee Taggart	Trustee	January 6, 2016
Ralph F. Verni*
Ralph F. Verni	Trustee	January 6, 2016

* By: /s/ Maureen A. Gemma
Maureen A. Gemma (As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number

Description

(5)

Agreement and Plan of Reorganization by and between Eaton Vance Growth Trust, on behalf of its series Eaton Vance Atlanta Capital SMID-Cap Fund, and Eaton Vance Mutual Funds Trust, on behalf of its series Eaton Vance Atlanta Capital Horizon Growth Fund

(12)

Opinion of Willkie Farr & Gallagher LLP to Eaton Vance Atlanta Capital SMID-Cap Fund, a series of Eaton Vance Growth Trust and to Eaton Vance Atlanta Capital Horizon Growth Fund, a series of Eaton Vance Mutual Funds Trust regarding certain tax matters and consequences to shareholders